1. The Company and Significant Accounting Policies: Stock Based Compensation (Policies)	6 Months Ended
Jun. 30, 2016
Policy Text Block [Abstract]
Stock Based Compensation:

Stock Based Compensation:

 Stock-based awards are accounted for using the fair value method in accordance with ASC 718, Share-Based Payments. Our primary type of share-based compensation consists of stock options. We use the Black-Scholes option pricing model in valuing options. The inputs for the valuation analysis of the options include the market value of the Company's common stock, the estimated volatility of the Company's common stock, the exercise price of the warrants and the risk free interest rate.